Performance Management - Commodity Return Strategy Portfolio	Apr. 16, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The accompanying bar chart and table provide an indication of the risks of investing in the portfolio. The bar chart shows you how performance of the portfolio's Class 1 shares (which was previously an undesignated share class of the portfolio), has varied from year to year for up to 10 years. The table compares the portfolio's performance to the BCOM Index, which is currently composed of futures contracts on 24 physical commodities. The bar chart and table do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. Inclusion of these charges would reduce the total return for the periods shown. As with all mutual funds, past performance is not a prediction of future performance.

The portfolio makes updated performance available at the portfolio's website (www.credit-suisse.com/us/funds) or by calling Credit Suisse Funds at 877-870-2874.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance is not a prediction of future performance.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide an indication of the risks of investing in the portfolio.
Performance Additional Market Index [Text]	The table compares the portfolio's performance to the BCOM Index, which is currently composed of futures contracts on 24 physical commodities.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart and table do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts or plans; such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. Inclusion of these charges would reduce the total return for the periods shown.
Bar Chart [Heading]	Year-by-year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]	Best quarter: 25.39% (Q1 2022) Worst quarter: (22.17)% (Q1 2020) Inception date: 2/28/06
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	25.39%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(22.17%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average annual total returns
Performance [Table]
Period ended 12/31/24:	One year 2024	Five years 2020-2024	Ten years 2015-2024	Since inception
Commodity Return Strategy Portfolio— Class 1 Shares	4.83%	6.85%	1.12%	(1.04)%
Commodity Return Strategy Portfolio— Class 2 Shares	5.12	—	—	13.95[1]
Bloomberg Commodity Index Total Return (reflects no deductions for fees or expenses)	5.38	6.77	1.28	—

[1]  Return represents performance from May 1, 2020 (inception date) to December 31, 2024.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees or expenses)
Performance Availability Website Address [Text]	(www.credit-suisse.com/us/funds)
Performance Availability Phone [Text]	877-870-2874